Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax loss carry-forwards	$ 26,264	$ 12,286
Allowance for doubtful accounts and current expected credit losses	1,173	457
Payroll liabilities	670	298
Other deductible temporary difference	306	158
Deferred tax assets	28,413	13,199
Less valuation allowance	(28,413)	(12,688)
Deferred tax assets, net		511
Recognition of intangible assets arising from business combination	988	52
Deferred tax liabilities, net	$ (988)	$ (52)